UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INTERMEDIATE-TERM

MUNICIPALS FUND

FORM N-Q

JUNE 30, 2007

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
MUNICIPAL BONDS - 97.8%
Alabama - 2.3%
$3,040,000	Birmingham, AL, Airport Authority, Airport Revenue, MBIA-Insured, 5.500% due 7/1/16	$3,074,079
1,935,000	Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC-Insured, 5.250% due 1/1/24	2,033,182
7,000,000	Jefferson County, AL, Sewer Revenue, Refunding, Series B 8, 5.250% due 2/1/16 (a)	7,209,930
1,000,000	Marshall County, AL, Health Care Authority Revenue, Series A, 6.250% due 1/1/22	1,079,020
945,000	Mobile, AL, 10.875% due 11/1/07 (b)	965,903
1,000,000	Saraland, AL, GO, MBIA-Insured, 5.250% due 1/1/14	1,050,370

	Total Alabama	15,412,484

Alaska - 0.2%
1,000,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargo Port LLC, 8.000% due 5/1/23 (c)	1,065,670

American Samoa - 0.2%
1,000,000	Territory of American Samoa, ACA-Insured, 6.000% due 9/1/08	1,021,730

Arizona - 0.6%
1,000,000	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project, Refunding, Series A, 5.000% due 1/1/11	1,034,560
760,000	Arizona State Health Facilities Authority, Unrefunded Balance, Catholic Healthcare West, Series A, 6.125% due 7/1/09 (b)	780,717
1,000,000	Arizona State University, Revenue Bonds, FGIC-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/21 (d)	1,067,690
	Maricopa County, AZ, Hospital Revenue:
75,000	Intercommunity Healthcare, Sun City Project, 8.625% due 1/1/10 (b)	79,902
	St. Lukes Medical Center:
860,000	8.750% due 2/1/10 (b)	920,458
190,000	10.250% due 2/1/11 (b)	213,467
165,000	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 5.750% due 7/1/08 (b)	166,185

	Total Arizona	4,262,979

Arkansas - 0.9%
315,000	Arkansas Housing Development Agency, Single-Family Mortgage, FHA/VA-Insured, 8.375% due 7/1/10 (b)	333,361
	Arkansas State Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Call 2/1/10 @ 100:
1,500,000	7.000% due 2/1/15 (d)	1,610,415
2,500,000	7.250% due 2/1/20 (d)	2,699,175
370,000	Pulaski County, AR, Hospital Revenue, Arkansas Children’s Hospital, 9.250% due 3/1/10 (b)	399,970
1,000,000	Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.000% due 4/1/12 (c)	1,067,720

	Total Arkansas	6,110,641

California - 3.8%
3,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	3,088,380
	California State:
5,000,000	Department Water Resources Power Supply Revenue, Series A, Call 5/1/12 @ 101, 5.375% due 5/1/18 (a)(d)	5,364,850
6,000,000	Economic Recovery, Series A, 5.000% due 7/1/16 (a)	6,228,120
4,245,000	Public Works Board Lease Revenue, Department of Corrections, Series A, 5.250% due 9/1/16	4,343,187

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
California - 3.8% (continued)
	Los Angeles, CA:
$295,000	COP, Hollywood Presbyterian Medical Center, INDLC-Insured, 9.625% due 7/1/13 (b)	$342,294
3,730,000	USD, GO, Unrefunded Balance, Series A, MBIA-Insured, Call 7/1/13 @ 100, 5.375% due 7/1/17 (d)	4,011,018
60,000	Pleasant Valley Hospital Building Corp., Camarillo California Hospital Revenue, 9.700% due 12/15/07 (b)	61,569
160,000	San Leandro, CA, Hospital Revenue, Vesper Memorial Hospital, 11.500% due 5/1/11 (b)	187,098
635,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11 (b)	718,274
1,000,000	University of California Revenues, General Series A, AMBAC-Insured, 5.000% due 5/15/13	1,056,560

	Total California	25,401,350

Colorado - 3.0%
1,025,000	Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project, Series A, Call 9/15/11 @ 100, 7.000% due 9/15/20 (d)	1,140,487
8,925,000	Colorado Health Facilities Authority Revenue, Adventist Health System/Sunbelt Inc., Series E, 5.125% due 11/15/28 (a)(e)	9,114,121
465,000	Colorado Health Facilities Authority, Hospital Revenue, Weld County General Hospital Project, 9.375% due 7/1/09 (b)	489,384
	Denver, CO, City & County:
3,000,000	Excise Tax Revenue, Refunding, Series A, FSA-Insured, 5.500% due 9/1/14	3,098,160
1,480,000	Wastewater Revenue, FGIC-Insured, 5.250% due 11/1/14	1,566,358
2,200,000	Longmont, CO, Sales & Use Tax Revenue, Call 11/15/10 @ 100, 5.750% due 11/15/19 (d)	2,327,644
2,500,000	Northwest Parkway Public Highway Authority, Series A, 5.500% due 6/15/16	2,678,300

	Total Colorado	20,414,454

Connecticut - 1.4%
5,000,000	Connecticut State, Series D, Call 11/15/12 @ 100, 5.375% due 11/15/19 (a)(d)	5,326,050
2,000,000	Connecticut State Special Obligation Parking Revenue, Bradley International Airport, Series A, ACA-Insured, 6.375% due 7/1/12 (c)	2,128,780
2,000,000	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, FSA-Insured, Call 7/1/12 @ 100, 5.375% due 7/1/16 (d)	2,122,320

	Total Connecticut	9,577,150

Delaware - 0.2%
1,225,000	Delaware State, GO, Refunding, Series A, 5.000% due 1/1/13	1,279,476

District of Columbia - 0.2%
445,000	District of Columbia, GO, Series A, MBIA-Insured, Call 6/1/13 @ 100, 5.000% due 6/1/16 (d)	467,228
1,000,000	Metropolitan Washington, DC, Airports Authority, VA General Airport Revenue, Refunding, Series A, FGIC-Insured, 5.250% due 10/1/12 (c)	1,032,780

	Total District of Columbia	1,500,008

Florida - 4.8%
3,000,000	Capital Projects Finance Authority, Florida Student Housing Revenue, Cafra Capital Corp., Series A, Call 8/15/10 @ 103, 7.750% due 8/15/20 (d)	3,346,440
10,000	Fishhawk Community Development District II Special Assessment Revenue, Series B, 5.000% due 11/1/07	9,998
	Florida Municipal Loan Council Revenue, Series A, MBIA-Insured:
1,790,000	5.250% due 11/1/13	1,890,061
3,175,000	5.250% due 11/1/16	3,347,307

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Florida - 4.8% (continued)
$1,500,000	Florida State Board of Education Capital Outlay, GO, Series A, Call 1/1/10 @ 101, 5.500% due 1/1/16 (d)	$1,569,300
1,500,000	Florida State Board of Education GO, Series A, Call 6/1/10 @ 101, 5.500% due 6/1/16 (d)	1,577,835
750,000	Gateway Services Community Development District, Florida Special Assessment Revenue, Sun City Center, Fort Myers Project, Series B, 5.500% due 5/1/10	752,093
285,000	Greyhawk Landing Community Development District, Florida Special Assessment Revenue, Series B, 6.250% due 5/1/09	286,719
	Hillsborough County, FL:
1,940,000	EFA Revenue, Refunding, University of Tampa Project, Radian-Insured, 5.750% due 4/1/18	2,002,895
3,500,000	School District Sales Tax Revenue, AMBAC-Insured, Call 10/1/11 @ 100, 5.375% due 10/1/15 (d)	3,691,275
	Jacksonville Beach, FL, Utility Revenue:
2,130,000	7.900% due 10/1/14 (b)	2,413,737
2,145,000	5.000% due 4/1/18	2,202,207
665,000	Killarney Community Development District Special Assessment Revenue, Series B, 5.125% due 5/1/09	663,477
1,000,000	Leon County, FL, COP, School Board Master Lease Program, AMBAC-Insured, 5.000% due 7/1/21	1,037,380
2,000,000	Orange County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Call 11/15/12 @ 100, 6.250% due 11/15/24 (d)	2,205,960
1,470,000	Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, Call 10/1/11 @ 100, 5.250% due 10/1/13 (d)	1,542,074
215,000	Port Saint Lucie, FL, Special Assessment Revenue, Series A, 6.375% due 9/1/11	219,328
240,000	Renaissance Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/08	240,919
310,000	Reunion East Community Development District, Florida Special Assessment Revenue, Series B, 5.900% due 11/1/07	310,000
1,000,000	Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, MBIA-Insured, 6.000% due 10/1/12	1,077,440
1,235,000	Sterling Hill, FL, Community Development District, Series B, 5.500% due 11/1/10	1,238,050
140,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC-Insured, 9.250% due 10/1/10 (b)	152,011
130,000	Waterlefe Community Development District, Florida Capital Improvement Revenue, Series B, 6.250% due 5/1/10	131,255

	Total Florida	31,907,761

Georgia - 2.1%
	Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo, Series A:
1,770,000	5.000% due 12/1/19	1,872,996
1,860,000	5.000% due 12/1/20	1,966,634
1,955,000	5.000% due 12/1/21	2,062,036
1,980,000	East Point, GA, Building Authority Revenue, FSA-Insured, zero coupon bond to yield 6.249% due 2/1/20	992,970
1,000,000	Georgia State, GO, Series C, 6.250% due 8/1/10	1,067,980
500,000	Gwinnett County, GA, Development Authority, COP, Gwinnett County Public Schools Project, MBIA-Insured, Call 1/1/14 @ 100, 5.250% due 1/1/15 (d)	534,230
1,000,000	Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation, Call 9/1/14 @ 101, 5.500% due 9/1/24 (d)	1,092,830
	Municipal Electronic Authority Revenue, Combustion Turbine Project, Series A:
2,415,000	MBIA-Insured, 5.250% due 11/1/19	2,425,022

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Georgia - 2.1% (continued)
$85,000	Unrefunded Balance, MBIA-Insured, Call 11/1/07 @ 100, 5.250% due 11/1/19 (d)	$85,411
660,000	Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, Series A, MBIA-Insured, 5.000% due 1/1/19	696,887
1,020,000	Savannah, GA, EDA, College of Art and Design Inc. Project, 6.200% due 10/1/09 (b)	1,043,889

	Total Georgia	13,840,885

Hawaii - 0.8%
	Hawaii State:
385,000	GO, Series DD, MBIA-Insured, Call 5/1/14 @ 100, 5.000% due 5/1/16 (d)	406,826
615,000	GO, Unrefunded Balance, Series DD, MBIA-Insured, 5.000% due 5/1/16	646,119
	Series CW, FGIC-Insured:
2,895,000	5.375% due 8/1/15	3,040,908
1,105,000	Call 8/1/11 @ 100, 5.375% due 8/1/15 (d)	1,164,515

	Total Hawaii	5,258,368

Idaho - 0.2%
1,500,000	Nez Perce County, ID, PCR, Refunding, Potlatch Corp. Project, 6.125% due 12/1/07	1,508,460

Illinois - 6.0%
95,000	Chicago Heights, IL, Single-Family Mortgage Revenue, 7.600% due 5/1/10 (b)	101,441
	Chicago, IL:
400,000	GO, Refunding, Emergency Telephone System, FGIC-Insured, 5.250% due 1/1/20	435,616
120,000	GO, 5.375% due 1/1/16	127,228
2,000,000	Metropolitan Water Reclamation District Greater Chicago, Capital Improvement, Series A, Call 12/1/12 @ 101, 5.500% due 12/1/14 (d)	2,158,580
1,500,000	O’Hare International Airport, Second Lien Passenger Facility, Series B, AMBAC-Insured, 5.500% due 1/1/16	1,581,135
3,880,000	Project and Refunding, Series A, AMBAC-Insured, Call 7/1/12 @ 100, 5.375% due 1/1/16 (d)	4,115,516
1,500,000	Series A, FGIC-Insured, Call 7/1/10 @ 101, 6.000% due 1/1/14 (d)	1,600,545
	Cicero, IL:
2,415,000	MBIA-Insured, 5.625% due 12/1/16	2,632,084
1,250,000	Tax Increment, Series A, XLCA-Insured, 5.250% due 1/1/20	1,321,237
3,000,000	Cook Kane Lake and Mc Henry Counties, IL, Community College, District North 512, William Rainey Harper College, Series A, Call 12/1/10 @ 100, 5.500% due 12/1/15 (d)	3,149,610
4,300,000	Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project, Series B, 7.100% due 12/1/15 (b)	4,839,306
2,000,000	Illinois DFA Revenue, Revolving Fund-Master Trust, 5.500% due 9/1/17	2,135,520
	Illinois Health Facilities Authority Revenue:
415,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10 (b)	446,764
5,000,000	Order of St. Francis Healthcare System, Call 11/15/09 @ 101, 6.250% due 11/15/19 (a)(d)	5,305,600
1,140,000	Passavant Memorial Area Hospital, Call 10/1/10 @ 101, 6.250% due 10/1/17 (d)	1,229,308
5,000,000	Illinois State, GO, First Series, 5.375% due 7/1/19 (a)	5,259,650
2,440,000	Kane County, IL, GO, FGIC-Insured, 5.500% due 1/1/15	2,582,593
835,000	Northern, IL, University Revenue, Call 10/1/09 @ 100, 10.400% due 4/1/13 (d)	930,950

	Total Illinois	39,952,683

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Indiana - 2.9%
$1,720,000	Evansville Vanderburgh Public Library Leasing Corp., First Mortgage, MBIA-Insured, Call 1/15/12 @ 100, 5.750% due 7/15/18 (d)	$1,844,236
2,500,000	Hamilton County, IN, County Optional Income Tax Revenue, FSA-Insured, Call 1/10/08 @ 101, 5.250% due 1/10/20 (d)	2,543,675
440,000	Indiana Bond Bank, Special Program, Series A, AMBAC-Insured, 9.750% due 8/1/09 (b)	466,444
3,920,000	Indiana State Toll Road Commission Toll Road Revenue, 9.000% due 1/1/15 (b)	4,849,354
3,000,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series A, Call 7/1/12 @ 100, 5.500% due 7/1/19 (d)	3,203,070
1,000,000	Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC/MBIA-Insured, 6.750% due 7/5/13	1,117,610
	Madison County, IN, Hospital Authority Facilities Revenue:
440,000	Community Hospital of Anderson Project, 9.250% due 1/1/10 (b)	472,195
225,000	St. Johns Hickey Memorial Hospital Project, 9.000% due 12/1/09 (b)	239,787
1,075,000	Mishawaka, IN, School Building Corp., First Mortgage, AMBAC-Insured, Call 7/15/11 @ 100, 5.500% due 7/15/18 (d)	1,137,296
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, Series A, 7.125% due 7/1/22	2,106,760
1,105,000	St. Joseph County, IN, Hospital Authority Facilities Revenue, Memorial Hospital South Bend, 9.400% due 6/1/10 (b)	1,210,958

	Total Indiana	19,191,385

Iowa - 1.2%
3,000,000	Iowa Finance Authority, Health Care Facilities Revenue, Genesis Medical Center, 6.250% due 7/1/20	3,160,710
3,375,000	Muscatine, IA, Electric Revenue, 9.700% due 1/1/13 (b)	3,908,723
1,085,000	University of Iowa Facilities Corp., Medical Education and Biomed Research Facilities Project, AMBAC-Insured, 5.375% due 6/1/18	1,119,481

	Total Iowa	8,188,914

Kansas - 0.6%
4,000,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light Project, Refunding, 4.750% due 9/1/15 (e)(f)	4,004,040

Kentucky - 0.8%
5,000,000	Kentucky Property & Buildings, Call 10/1/11 @ 100, 5.375% due 10/1/19 (a)(d)	5,279,250

Louisiana - 0.7%
500,000	East Baton Rouge, LA, Parish Park & Recreation District, GO, FSA-Insured, 5.000% due 5/1/20	520,315
395,000	Lafayette, LA, Public Trust Financing Authority, Single-Family Mortgage Revenue, FHA-Insured, 7.200% due 4/1/10 (b)	412,285
1,480,000	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue, Series A, AMBAC-Insured, Parking Facilities Corp. Garage Project, 5.625% due 10/1/17	1,576,970
290,000	Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna-Insured, 8.000% due 5/15/12 (b)	319,768
1,000,000	Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, FSA-Insured, 5.250% due 7/1/13	1,062,150
1,000,000	New Orleans, LA, GO, Refunding, FGIC-Insured, 5.500% due 12/1/10	1,045,330

	Total Louisiana	4,936,818

Maryland - 3.2%
	Anne Arundel County, MD, GO:
3,000,000	Call 3/1/12 @ 100, 5.375% due 3/1/14 (d)	3,174,780
450,000	Consolidated Solid Waste Projects, 5.300% due 2/1/17 (c)	457,074

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Maryland - 3.2% (continued)
$1,000,000	Frederick County, MD, GO, Public Facilities, Call 12/1/10 @ 101, 5.000% due 12/1/15 (d)	$1,043,820
2,000,000	Maryland State, State and Local Facilities Loan, First Series, 5.500% due 8/1/10	2,095,280
	Maryland State Health & Higher EFA Revenue:
	Carroll County General Hospital:
400,000	5.125% due 7/1/14	412,500
535,000	6.000% due 7/1/21	562,456
1,000,000	Johns Hopkins Hospital, 5.000% due 5/15/11	1,035,040
	Refunding, Kennedy Krieger Issue:
400,000	5.200% due 7/1/09	405,344
400,000	5.250% due 7/1/10	405,188
500,000	Refunding, Medstar Health, 5.750% due 8/15/14	539,225
	University of Maryland Medical System:
250,000	6.125% due 7/1/07 (b)	250,000
1,000,000	5.000% due 7/1/10	1,024,510
1,000,000	Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, 6.000% due 7/1/22	1,069,120
1,000,000	Maryland State Health and Higher Educational Facilities Authority Revenue, Refunding Kennedy Krieger Issue, 5.125% due 7/1/22	1,002,710
1,000,000	Maryland State Transportation Authority, Parking Revenue, Baltimore/Washington International Airport, Series B, AMBAC-Insured, 5.250% due 3/1/12 (c)	1,042,640
5,000,000	Maryland State, Transportation Authority, Grant & Revenue Anticipation, Refunding, 5.000% due 3/1/19 (a)	5,298,250
1,575,000	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured, 5.500% due 4/1/15 (c)	1,667,642

	Total Maryland	21,485,579

Massachusetts - 2.8%
940,000	Boston, MA, Water & Sewer Commission Revenue, 10.875% due 1/1/09 (b)	1,000,799
1,140,000	Massachusetts Rail Connections Inc., Route 128, Parking Garage Revenue, Series A, Call 7/1/09 @ 102, 6.000% due 7/1/13 (d)	1,208,309
1,000,000	Massachusetts State, GO, Refunding, Series A, AMBAC-Insured, 5.750% due 8/1/10	1,053,040
485,000	Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project, Series A, 6.000% due 7/1/11	497,096
	Massachusetts State HEFA Revenue:
	Caritas Christi Obligation, Series B:
2,000,000	6.500% due 7/1/12	2,158,060
3,000,000	6.750% due 7/1/16	3,319,800
1,000,000	Harvard University, Series Z, 5.000% due 1/15/16	1,022,350
1,300,000	University of Massachusetts, Series C, Call 10/1/12 @ 100, 5.500% due 10/1/18 (d)	1,391,897
1,165,000	Massachusetts State IFA Revenue, University Commons Nursing, Series A, FHA-Insured, 6.550% due 8/1/18	1,234,317
1,260,000	Massachusetts State Port Authority Revenue, 13.000% due 7/1/13 (b)	1,605,883
2,000,000	Massachusetts State, GAN, Series A, 5.750% due 6/15/15	2,112,840
2,000,000	Pittsfield, MA, GO, MBIA-Insured, 5.500% due 4/15/17	2,141,220

	Total Massachusetts	18,745,611

Michigan - 1.7%
1,165,000	Allen Academy COP, 7.000% due 6/1/15	1,186,797
1,000,000	Carman-Ainsworth, MI, Community School District GO, FGIC-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/19 (d)	1,064,230
1,775,000	Chippewa Valley, MI, Schools Administration Building, Q-SBLF-Insured, Call 5/1/12 @ 100, 5.500% due 5/1/18 (d)	1,889,009

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Michigan - 1.7% (continued)
$1,000,000	Michigan State Hospital Finance Authority Revenue, Refunding, Hospital, Sparrow Obligated, 5.000% due 11/15/19	$1,025,150
2,000,000	Michigan State Strategic Fund Limited Obligation Revenue, Refunding, Dow Chemical Project, 4.600% due 6/1/14 (e)(f)	2,008,020
1,000,000	Mount Clemens, MI, Community School District, Q-SBLF-Insured, Call 11/1/11 @ 100, 5.500% due 5/1/16 (d)	1,059,750
2,000,000	Southfield, MI, Library Building Authority GO, MBIA-Insured, Call 5/1/10 @ 100, 5.500% due 5/1/24 (d)	2,083,540
1,330,000	Williamston, MI, Community School District, GO, MBIA-Insured, Q-SBLF-Insured, 6.250% due 5/1/09	1,386,046

	Total Michigan	11,702,542

Minnesota - 0.3%
1,000,000	Minneapolis, MN, Health Care System Revenue, Allina Health Systems, Series A, 6.000% due 11/15/18	1,075,610
1,000,000	Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, Series B, ACA/CBI-Insured, 5.850% due 11/1/17	1,022,520

	Total Minnesota	2,098,130

Missouri - 1.6%
1,000,000	Lees Summit, MO, IDA Health Facilities Revenue, John Knox Village, 5.750% due 8/15/11 (b)	1,061,790
1,500,000	Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs, Series A, 5.250% due 1/1/16	1,549,365
910,000	Missouri State Housing Development Community, MFH Revenue, Series I, 5.500% due 12/1/15	943,206
10,000	Nevada, MO, Waterworks Systems Revenue, 10.000% due 10/1/07 (b)	10,143
1,000,000	Saint Louis, MO, Airport Revenue, Airport Development Program, Series A, MBIA-Insured, Call 7/1/11 @ 100, 5.625% due 7/1/16 (d)	1,061,250
5,895,000	Springfield, MO, Public Utility Revenue, FGIC-Insured, 4.750% due 8/1/24 (a)	5,994,802

	Total Missouri	10,620,556

Montana - 0.0%
50,000	Montana State Board of Regents Revenue, MBIA-Insured, 10.000% due 11/15/08 (b)	52,452

Nebraska - 0.0%
10,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10 (b)	10,784

Nevada - 1.2%
1,185,000	Carson City, NV, Hospital Revenue, Carson-Tahoe Hospital Project, 6.000% due 9/1/14	1,265,165
2,500,000	Las Vegas New Convention & Visitors Authority Revenue, AMBAC-Insured, Call 7/1/09 @ 101, 6.000% due 7/1/14 (d)	2,625,125
	Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A:
1,000,000	5.000% due 6/1/15	1,026,220
1,000,000	5.000% due 6/1/16	1,024,510
2,190,000	5.000% due 6/1/17	2,239,713

	Total Nevada	8,180,733

New Hampshire - 0.8%
	New Hampshire HEFA:
3,270,000	Covenant Healthcare System, 6.500% due 7/1/17	3,559,918
	University Systems of New Hampshire, AMBAC-Insured:
305,000	5.375% due 7/1/16	322,809

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
New Hampshire - 0.8% (continued)
$595,000	Call 7/1/11 @ 101, 5.375% due 7/1/16 (d)	$631,551
	New Hampshire State:
545,000	GO, Capital Improvement, Series A, Call 10/1/08 @ 101, 5.125% due 10/1/17 (d)	559,295
455,000	GO, Unrefunded Balance, Capital Improvement, Series A, 5.125% due 10/1/17	465,320

	Total New Hampshire	5,538,893

New Jersey - 2.5%
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
1,840,000	5.000% due 7/1/15	1,912,422
1,350,000	5.000% due 7/1/16	1,404,513
170,000	Hackensack Hospital, 8.750% due 7/1/09 (b)	177,456
3,000,000	Trinitas Hospital Obligation Group, Call 7/1/10 @ 101, 7.375% due 7/1/15 (d)	3,309,060
5,350,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems, Series B, MBIA-Insured, 5.250% due 12/15/14 (a)	5,751,839
	New Jersey State Turnpike Authority Revenue:
330,000	6.750% due 1/1/09 (b)	335,537
255,000	6.000% due 1/1/14 (b)	266,460
3,095,000	Passaic Valley, NJ, Sewage Commissioners Sewer System, Series E, AMBAC-Insured, 5.625% due 12/1/17	3,240,187
160,000	Ringwood Boro, NJ, Sewage Authority, 9.875% due 1/1/14 (b)	188,307

	Total New Jersey	16,585,781

New Mexico - 0.6%
1,100,000	Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC-Insured, 5.250% due 10/1/21	1,199,297
30,000	Farmington, NM, Utilities Systems Revenue, AMBAC-Insured, 9.875% due 1/1/08 (b)	30,865
	New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, Series A, MBIA-Insured:
1,490,000	5.000% due 6/15/20	1,561,088
1,425,000	5.000% due 6/15/21	1,488,698

	Total New Mexico	4,279,948

New York - 4.9%
1,000,000	Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project, Series A, 6.000% due 7/1/19	1,047,510
2,500,000	New York City, NY, GO, Series A, 6.250% due 8/1/08	2,523,125
1,000,000	New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, FSA-Insured, 5.500% due 2/15/19	1,058,230
530,000	New York City, NY, IDA, Special Needs Facilities Pooled Program A-1, 6.100% due 7/1/12	538,628
1,500,000	New York City, NY, Industrial Development Agency, Revenue, Queens Baseball Stadium, Pilot, AMBAC-Insured, 5.000% due 1/1/19	1,584,690
	New York State Dormitory Authority Revenue:
1,000,000	Columbia University, Series B, Call 7/1/12 @ 100, 5.250% due 7/1/17 (d)	1,058,800
1,780,000	Marymount Manhattan College, Radian-Insured, 6.375% due 7/1/14	1,879,644
5,000,000	Mental Health Services Facilities, 5.000% due 2/15/18 (a)	5,231,550
2,500,000	School Districts Financing Programs, Series D, MBIA-Insured, 5.500% due 10/1/17	2,673,050
1,715,000	State University Educational Facilities, MBIA-Insured, Call 5/15/10 @ 101, 6.000% due 5/15/15 (d)	1,829,751
2,000,000	New York State Thruway Authority, Highway & Bridge, Trust Fund Revenue, Series B, AMBAC-Insured, 5.000% due 4/1/21	2,094,720

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
New York - 4.9% (continued)
	Tobacco Settlement Financing Corp., New York, Asset-Backed, Series C-1:
$6,000,000	5.500% due 6/1/14 (a)	$6,158,880
5,000,000	5.500% due 6/1/16	5,184,150

	Total New York	32,862,728

North Carolina - 3.2%
535,000	Asheville, NC, HDC, First Lien Revenue, Asheville Gardens, HUD Section 8-Insured, Call 11/1/09 @ 100, 10.500% due 5/1/11 (d)	594,567
3,000,000	Guilford County, NC, GO, Public Improvement, Series B, Call 10/1/10 @ 102, 5.250% due 10/1/15 (d)	3,175,800
550,000	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, Series B, ACA/CBI-Insured, 5.650% due 1/1/16	572,544
	North Carolina Municipal Power Agency No. 1, Catawba Electricity Revenue:
2,465,000	10.500% due 1/1/10 (b)(g)	2,692,076
	Series B:
3,000,000	ACA-CBI-Insured, 6.375% due 1/1/13	3,188,490
5,000,000	MBIA-Insured, 5.250% due 1/1/18 (a)	5,264,950
	North Carolina State:
3,000,000	Public Improvement, Series A, Call 9/1/10 @ 102, 5.100% due 9/1/16 (d)	3,159,810
3,000,000	Series A, Call 3/1/09 @ 102, 5.250% due 3/1/18 (d)	3,124,380

	Total North Carolina	21,772,617

Ohio - 5.9%
5,450,000	Butler County, OH, Transportation Improvement District, Series A, Call 4/1/08 @ 102, 5.125% due 4/1/17 (a)(d)	5,610,666
2,000,000	Cincinnati, OH, City School District, COP, School Improvement Project, FSA-Insured, 5.000% due 12/15/23	2,084,020
1,750,000	Cleveland, OH, Public Power Systems Revenue, AMBAC-Insured, 5.500% due 11/15/15	1,854,003
1,455,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 6.750% due 1/1/10	1,501,778
1,860,000	Franklin County, OH, Hospital Revenue, Children Hospital Project, 10.375% due 6/1/13 (b)	2,229,489
	Hamilton County, OH, Sales Tax Revenue, Subordinated Series B, AMBAC-Insured:
305,000	5.250% due 12/1/18	316,523
1,195,000	Call 12/1/10 @ 100, 5.250% due 12/1/18 (d)	1,246,325
1,240,000	Jackson, OH, Local School District, Stark & Summit Counties, FSA-Insured, 5.000% due 12/1/18	1,300,140
715,000	Lake County, OH, Hospital Improvement Revenue, Lake County Memorial Hospital Project, 8.625% due 11/1/09 (b)	755,848
1,410,000	Logan Hocking, OH, Local School District, Construction & Improvement, MBIA-Insured, Call 12/1/11 @ 100, 5.500% due 12/1/16 (d)	1,498,703
2,775,000	Montgomery County, OH, Revenue, Catholic Health Initiatives, Call 9/1/11 @ 100, 5.500% due 9/1/14 (d)	2,938,198
	Ohio State Building Authority, Series A:
3,000,000	Call 10/1/09 @ 101, 5.375% due 10/1/14 (d)	3,126,570
3,600,000	State Facilities-Administration Building Fund, FSA-Insured, Call 10/1/11 @ 100, 5.500% due 10/1/14 (d)	3,818,484
	Ohio State Department of Administrative Services, COP, Administrative Knowledge System, Series A, MBIA-Insured:
1,500,000	5.000% due 9/1/15	1,580,805
500,000	5.000% due 9/1/16	525,260
	Ohio State:
5,000,000	Air Quality Development Authority Revenue, Cleveland Pollution Control, Series A, 6.000% due 12/1/13	5,087,650
	Water Development Authority Revenue:
3,300,000	Refunding, Safe Water Service, 9.375% due 12/1/10 (b)	3,540,966

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Ohio - 5.9% (continued)
$540,000	Safe Water, Series 3, 9.000% due 12/1/10 (b)	$574,155

	Total Ohio	39,589,583

Oklahoma - 0.7%
2,750,000	Oklahoma DFA Revenue, Refunding, St. John’s Health Systems, 5.750% due 2/15/18	2,839,127
1,725,000	Tulsa, OK, Airport Improvement Trust General Revenue, Series A, 6.000% due 6/1/14 (c)	1,809,508

	Total Oklahoma	4,648,635

Oregon - 1.9%
1,000,000	Clackamas County, OR, Hospital Facilities Authority Revenue, Legacy Health System, 5.750% due 5/1/16	1,060,850
	Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
940,000	Merle West Medical Center, Call 9/1/12 @ 101, 6.125% due 9/1/22 (d)	1,035,673
560,000	Unrefunded Balance, Merle West Medical Center, 6.125% due 9/1/22	596,820
3,320,000	Multnomah County, OR, Series A, Call 4/1/10 @ 100, 5.250% due 4/1/14 (d)	3,431,651
	Oregon State Department Administrative Services Lottery Revenue:
1,375,000	Series A, FSA-Insured, Call 4/1/12 @ 100, 5.500% due 4/1/14 (d)	1,460,704
3,500,000	Series B, 5.250% due 4/1/15	3,610,600
1,775,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.000% due 3/1/12 (c)	1,833,806

	Total Oregon	13,030,104

Pennsylvania - 9.0%
3,000,000	Allegheny County, PA, Port Authority Special Revenue, FGIC-Insured, 5.500% due 3/1/16	3,177,420
1,575,000	Carbon County, PA, IDA, Panther Creek Partners Project, 6.650% due 5/1/10 (c)	1,616,596
	Central Bucks, PA, School District:
2,500,000	FGIC-Insured, Call 5/15/12 @ 100, 5.500% due 5/15/19 (d)	2,665,175
1,000,000	GO, FGIC-Insured, Call 5/15/12 @ 100, 5.500% due 5/15/17 (d)	1,066,070
1,070,000	Chester County, PA, School Authority, School Lease Revenue, 5.375% due 6/1/17	1,121,799
680,000	Dauphin County, PA, General Authority Revenue, Office and Packaging, 5.500% due 1/1/08	677,858
1,750,000	Greater Johnstown, PA, GO, School District, Series B, MBIA-Insured, 5.375% due 8/1/14	1,850,327
2,000,000	Pennsylvania State Department of General Services, COP, FSA-Insured, 5.250% due 5/1/16	2,096,600
	Pennsylvania State Higher EFA, Health Services Revenue, Series A:
1,000,000	Allegheny Delaware Valley Obligation Group, MBIA-Insured, 6.250% due 1/15/18	1,071,450
3,330,000	University of Pittsburg Medical Center Health System, 5.600% due 11/15/09	3,410,986
1,000,000	Pennsylvania State University, Series A, Call 8/15/07 @ 102, 5.000% due 8/15/16 (d)	1,021,250
500,000	Pennsylvania State, IDA, Refunding, Economic Development, AMBAC-Insured, 5.500% due 7/1/20	536,545
	Pennsylvania State, Second Series:
	Call 10/1/09 @ 101:
2,000,000	5.750% due 10/1/14 (d)	2,100,320
5,000,000	5.750% due 10/1/17 (a)(d)	5,250,800
4,000,000	Call 5/1/12 @ 100, 5.500% due 5/1/15 (d)	4,262,320
1,000,000	Pennsylvania State, Turnpike Commission Oil Franchise Tax Revenue, Subordinated, Series B, MBIA-Insured, Call 12/1/13 @ 100, 5.250% due 12/1/16 (d)	1,069,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Pennsylvania - 9.0% (continued)
	Philadelphia, PA:
$2,000,000	GO, FSA-Insured, 5.250% due 9/15/18	$2,076,600
	School District:
	Series A, FSA-Insured, Call 2/1/12 @ 100:
2,000,000	5.500% due 2/1/20 (d)	2,125,020
1,865,000	5.500% due 2/1/21 (d)	1,981,581
2,000,000	Series B, Call 8/1/12 @ 100, 5.625% due 8/1/18 (d)	2,148,760
	Philadelphia, PA, Authority for Industrial Development:
1,000,000	Lease Revenue, Series B, FSA-Insured, 5.500% due 10/1/19	1,062,320
2,000,000	Series B, 5.500% due 10/1/15	2,133,480
	Philadelphia, PA, Gas Works Revenue, Third Series, Call 8/1/11 @ 100:
1,675,000	5.500% due 8/1/17 (d)	1,773,021
3,240,000	FSA-Insured, 5.500% due 8/1/19 (d)	3,429,605
	Philadelphia, PA, Parking Authority Revenue, Parking Revenue, FSA-Insured:
2,000,000	5.625% due 9/1/15	2,088,540
1,500,000	5.625% due 9/1/19	1,564,500
	Philadelphia, PA, Water and Wastewater Revenue:
1,000,000	AMBAC-TCRS, AMBAC-Insured, 5.625% due 6/15/08	1,016,840
1,000,000	Series A, FGIC-Insured, 5.250% due 11/1/17	1,056,390
1,005,000	Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital, 6.625% due 10/1/12 (b)	1,071,008
1,200,000	Reading, PA, GO, AMBAC-Insured, 5.875% due 11/15/12	1,306,332
1,445,000	Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian-Insured, 5.500% due 12/1/18	1,526,122
880,000	West View, PA, Municipal Authority, 9.500% due 11/15/14 (b)	1,058,860
235,000	Westmoreland County, PA, Municipal Authority, Special Obligation, 9.125% due 7/1/10 (b)	247,222

	Total Pennsylvania	60,661,117

Rhode Island - 0.6%
1,000,000	Cranston, RI, FGIC-Insured, Call 11/15/09 @ 101, 6.375% due 11/15/14 (d)	1,066,250
1,000,000	Providence, RI, Public Building Authority, General Revenue, Series A, MBIA-Insured, 5.375% due 12/15/21	1,051,710
2,000,000	Woonsocket, RI, GO, FGIC-Insured, 5.375% due 10/1/20	2,095,260

	Total Rhode Island	4,213,220

South Carolina - 1.5%
710,000	Charleston, SC, Waterworks & Sewer Revenue, 10.375% due 1/1/10 (b)	773,538
	Greenville County, SC, School District Installment Purchase, Revenue:
3,000,000	Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 6.000% due 12/1/21 (d)	3,311,640
1,000,000	Revenue, Building Equity Sooner for Tomorrow, Call 12/1/12 @ 101, 5.875% due 12/1/19 (d)	1,097,860
4,530,000	South Carolina Transportation Infrastructure Bank Revenue, Series A, Call 10/1/08 @ 101, 5.000% due 10/1/15 (d)	4,642,027

	Total South Carolina	9,825,065

South Dakota - 0.4%
2,635,000	Minnehaha County, SD, Limited Tax Certificates, Call 12/1/10 @ 100, 5.625% due 12/1/19 (d)	2,765,670

Tennessee - 1.6%
5,000,000	Elizabethton, TN, Health & Educational Facilities Board Revenue, Series B, 5.750% due 7/1/23 (a)	5,268,350
200,000	Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Southern Adventist Health System, 8.700% due 10/1/09 (b)	211,076
2,000,000	Memphis, TN, General Improvement, Call 4/1/08 @ 101, 5.250% due 4/1/16 (d)	2,041,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Tennessee - 1.6% (continued)
	Memphis-Shelby County, TN:
$1,000,000	Airport Authority, Airport Revenue, Series D, AMBAC-Insured, 6.250% due 3/1/14 (c)	$1,059,890
2,000,000	Sports Authority Inc. Revenue, Memphis Arena Project, Series A, Call 11/1/12 @ 100, 5.500% due 11/1/18 (d)	2,143,400

	Total Tennessee	10,723,716

Texas - 13.7%
	Austin, TX:
1,000,000	Convention Enterprises Inc., Convention Center, First Tier, Series A, Call 1/1/11 @ 100, 6.600% due 1/1/21 (d)	1,082,860
2,000,000	Electric Utility System Revenue, Refunding, Series A, AMBAC-Insured, 5.500% due 11/15/13	2,162,260
2,620,000	Public Improvement, Call 9/1/09 @ 100, 5.500% due 9/1/19 (d)	2,707,351
700,000	Bexar County, TX, Housing Finance Corp. MFH Revenue, Series A, The Waters at Northern Hill Apartments, MBIA-Insured, 5.800% due 8/1/21	708,778
35,000	Brownsville, TX, Utilities Systems Revenue, AMBAC-Insured, 9.400% due 1/1/13 (b)	40,260
1,000,000	Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/17 (d)	1,056,650
3,000,000	Dallas-Fort Worth, TX, International Airport Facility, Improvement Corp. Revenue, Refunding, American Airlines, Series C, 6.150% due 5/1/29 (c)(e)(f)	3,014,010
1,845,000	Duncanville, TX, Hospital Authority, Methodist Hospitals of Dallas Project, 9.000% due 1/1/10 (b)	1,972,951
	El Paso County, TX, Housing Finance Corp.:
415,000	La Plaza Apartments, 6.700% due 7/1/20	430,434
	MFH Revenue, Series A, American Village Communities:
1,250,000	6.250% due 12/1/20	1,303,912
1,000,000	6.250% due 12/1/24	1,043,610
	Fort Bend, TX, ISD, PSFG:
390,000	5.500% due 2/15/16	399,083
610,000	Call 2/15/09 @ 100, 5.500% due 2/15/16 (d)	625,549
2,000,000	Fort Worth, TX, Water & Sewer Revenue, Call 2/15/12 @ 100, 5.625% due 2/15/18 (d)	2,132,060
5,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 5/1/25 (a)(c)(e)(f)	5,539,950
	Harlandale, TX:
10,000	GO, ISD, Refunding, PSFG-Insured, Unrefunded Balance, 6.000% due 8/15/16	10,573
990,000	ISD, Refunding, PSFG-Insured, Call 8/15/10 @ 100, 6.000% due 8/15/16 (d)	1,049,717
1,000,000	Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, MBIA-Insured, zero coupon bond to yield 6.000% due 10/1/17	636,590
	Harris County, TX, Houston Sports Authority Revenue, Series G:
1,125,000	5.250% due 11/15/16	1,177,504
3,000,000	MBIA-Insured, 5.750% due 11/15/19	3,190,740
2,300,000	Houston, TX, Airport Systems Revenue, 9.500% due 7/1/10 (b)	2,484,138
	Houston, TX, FSA-Insured:
910,000	Call 9/1/10 @ 100, 5.750% due 3/1/18 (d)	958,376
90,000	Unrefunded Balance, 5.750% due 3/1/18	94,430
4,000,000	Houston, TX, ISD, Refunding, Series A, Call 2/15/09 @ 100, 5.250% due 2/15/18 (d)	4,086,520
	Houston, TX, Water & Sewer Systems Revenue, Refunding, Jr. Lien:
1,000,000	Series A, FSA-Insured, 5.500% due 12/1/17	1,056,280
4,545,000	Series B, Call 12/1/10 @ 100, 5.750% due 12/1/16 (d)	4,804,610

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Texas - 13.7% (continued)
$2,670,000	Midlothian, TX, Development Authority Tax, Increment Contact Revenue, Call 5/15/11 @ 102, 7.875% due 11/15/21 (d)	$3,004,097
60,000	Midlothian, TX, ISD, Unrefunded Balance, Refunding, PSF-GTD-Insured, zero coupon bond to yield 6.166% due 2/15/17	33,359
	Montgomery, TX, ISD, GO:
1,230,000	Refunding, PSFG, Call 2/15/11 @ 100, 5.500% due 2/15/17 (d)	1,293,099
570,000	Unrefunded Balance, Refunding, PSFG, 5.500% due 2/15/17	596,505
1,230,000	North Forest ISD, ACA-Insured, 6.500% due 8/15/17	1,394,820
755,000	Panhandle, TX, Regional Housing Finance, Series A, GNMA-Collateralized, 6.500% due 7/20/21	828,590
	Port Arthur, TX, ISD, GO, School Building, AMBAC-Insured:
1,555,000	5.000% due 2/15/21	1,621,196
1,505,000	5.000% due 2/15/22	1,565,787
1,500,000	5.000% due 2/15/23	1,556,235
15,000,000	SA Energy Acquisition, PFC, TX, Gas Supply Revenue, 5.500% due 8/1/22 (a)	16,352,850
365,000	Southeast Texas HFA, Memorial Hospital System Project, 8.500% due 12/1/08 (b)	379,031
	Tarrant County, TX, Health Facilities Development Corp., Health System Revenue:
250,000	Original Discount Issue, Series A, FGIC-Insured, 5.000% due 9/1/15 (b)	260,345
855,000	Original Issue Discount, Series B, FGIC-Insured, 5.000% due 9/1/15 (b)	890,388
	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue:
4,000,000	Baylor Health Care Systems Project, 5.750% due 11/15/19	4,274,840
2,000,000	Call 11/15/10 @ 101, 6.625% due 11/15/20 (d)	2,184,920
85,000	Tarrant County, TX, Hospital Authority Revenue, St. Joseph Hospital Project, 8.750% due 2/1/10 (b)	90,975
1,000,000	Texas State, GO, Refunding, Series B, 5.125% due 10/1/15	1,022,190
2,000,000	Texas Technical University Revenue Financing System, Seventh Series, MBIA-Insured, Call 2/15/12 @ 100, 5.500% due 8/15/18 (d)	2,123,360
3,500,000	Texas Water Development Board Revenue, Revolving Fund, Senior Lien, Series B, 5.250% due 7/15/17	3,597,370
2,000,000	University of Texas Revenue Financing System, Series B, Call 8/15/11 @ 100, 5.375% due 8/15/18 (d)	2,104,760
2,150,000	Waco, TX, Health Facilities Developmental Corp., FHA Insured Mortgage Revenue, Hillcrest Health Systems Project, Series A, MBIA-Insured, 5.000% due 2/1/20	2,229,270
1,000,000	Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC-Insured, Call 8/1/11 @ 100, 5.375% due 8/1/19 (d)	1,052,700

	Total Texas	92,225,883

Utah - 0.9%
	Provo, UT, Electric Revenue:
830,000	10.125% due 4/1/15 (b)	1,027,042
910,000	MBIA-Insured, 10.125% due 4/1/15 (b)	1,126,034
10,000	Series A, AMBAC-Insured, 10.375% due 9/15/15 (b)	12,500
1,500,000	Salt Lake County, UT, Hospital Revenue, IHC Health Services Inc., AMBAC-Insured, 5.500% due 5/15/13	1,585,380
	Spanish Fork City, UT, Water Revenue:
240,000	FSA-Insured, Call 6/1/12 @ 100, 5.500% due 6/1/17 (d)	255,991
760,000	Unrefunded Balance, FSA-Insured, 5.500% due 6/1/17	809,947
1,000,000	Utah State Board Regents, Utah State University Hospital, MBIA-Insured, Call 8/1/11 @ 100, 5.500% due 8/1/18 (d)	1,058,520

	Total Utah	5,875,414

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Vermont - 0.2%
$1,415,000	Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health, Series A, 5.500% due 6/15/12	$1,426,504

Virginia - 2.6%
1,445,000	Chesapeake, VA, GO, Public Improvement, 5.500% due 12/1/17	1,528,116
1,000,000	Fairfax County, VA, Redevelopment & Housing Authority Lease Revenue, James Lee Community Center, 5.250% due 6/1/19	1,037,780
1,305,000	Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian-Insured, 5.500% due 10/1/15	1,409,426
1,000,000	Harrisonburg, VA, Redevelopment & Housing Authority, MFH Revenue, Greens of Salem Run Project, FSA-Insured, 6.000% due 4/1/12 (c)	1,016,530
750,000	Norton, VA, IDA Hospital Revenue, Norton Community Hospital, ACA-Insured, 6.000% due 12/1/22	787,140
	Virginia State Resources Authority, Infrastructure Revenue, Senior, Pooled Financing Program, Series A:
1,150,000	5.000% due 11/1/18	1,226,349
1,175,000	5.000% due 11/1/19	1,248,955
	Virginia State Resources Authority:
5,035,000	Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.400% due 10/1/18 (a)(d)	5,263,941
1,000,000	Revenue, Clean Water Reserve, Revolving Fund, Call 10/1/10 @ 100, 5.750% due 10/1/13 (d)	1,056,020
3,000,000	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09	3,027,960

	Total Virginia	17,602,217

Washington - 1.7%
4,000,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 1, Series A, 5.500% due 7/1/14	4,259,600
1,115,000	King County, WA, Sewer Revenue, Second Series, FGIC-Insured, Call 1/1/09 @ 101, 6.000% due 1/1/10 (d)	1,159,901
2,000,000	Pierce County, WA, School District North 10 Tacoma, FGIC-Insured, Call 12/1/11 @ 100, 5.375% due 12/1/14 (d)	2,113,300
	Radford Court Properties, WA, Student Housing Revenue, MBIA-Insured:
1,695,000	6.000% due 6/1/17	1,799,751
1,000,000	5.375% due 6/1/19	1,044,000
1,000,000	Washington State, GO, Series B, Call 1/1/10 @ 100, 6.000% due 1/1/11 (d)	1,048,380

	Total Washington	11,424,932

Wisconsin - 1.4%
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Health Care Inc., 6.000% due 7/1/17	1,046,040
4,500,000	Prohealth Care Inc. Obligation Group, AMBAC-Insured, 5.000% due 8/15/19	4,576,185
1,500,000	Wheaton Franciscan Services, Inc., Call 2/15/12 @ 101, 6.000% due 8/15/15 (d)	1,634,955
2,000,000	Wisconsin State, Series B, Call 5/1/11 @ 100, 5.500% due 5/1/14 (d)	2,106,680

	Total Wisconsin	9,363,860

	TOTAL INVESTMENTS — 97.8% (Cost — $645,977,532#)	657,426,780
	Other Assets in Excess of Liabilities — 2.2%	14,977,557

	TOTAL NET ASSETS — 100.0%	$672,404,337

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	June 30, 2007

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(f)	Maturity date shown represents the mandatory tender date.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA — American Capital Assurance	IBC — Insured Bond Certificates
AMBAC — Ambac Assurance Corporation	IDA — Industrial Development Authority
CBI — Certificate of Bond Insurance	IFA — Industrial Finance Agency
COP — Certificate of Participation	INDLC — Industrial Indemnity Company
DFA — Development Finance Agency	ISD — Independent School District
EDA — Economic Development Authority	MBIA — Municipal Bond Investors Assurance Corporation
EFA — Educational Facilities Authority	MFH — Multi-Family Housing
FGIC — Financial Guaranty Insurance Company	PCR — Pollution Control Revenue
FHA — Federal Housing Administration	PFC — Public Facilities Corporation
FSA — Financial Security Assurance	PSF — Permanent School Fund
GAN — Grant Anticipation Notes	PSFG — Permanent School Fund Guaranty
GNMA — Government National Mortgage Association	Q-SBLF — Qualified School Board Loan Fund
GO — General Obligation	Radian — Radian Assets Assurance
GTD — Guaranteed	TCRS — Transferable Custodial Receipts
HDC — Housing Development Corporation	USD — Unified School District
HEFA — Health & Educational Facilities Authority	VA — Veterans Administration
HFA — Housing Finance Authority	XLCA — XL Capital Assurance Inc.

Summary of Investments by Industry *

Pre-Refunded	32.3%
Hospitals	10.5
Utilities	8.7
Escrowed to Maturity	7.8
General Obligation	7.7
Transportation	6.2
Public Facilities	4.9
Education	3.7
Water & Sewer	3.7
Life Care Systems	3.3
Tax Allocation	2.3
Pollution Control	2.3
Tobacco	1.7
Miscellaneous	1.7
Industrial Development	1.2
Housing: Multi-Family	1.0
Government Facilities	0.7
Solid Waste	0.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2007 and are subject to change.

Ratings Table (unaudited)

As a Percent of Total Investments

S&P/Moodys**
AAA/Aaa	64.1%
AA/Aa	13.8
A	9.9
BBB/Baa	6.5
BB/Ba	0.7
CCC/Caa	0.5
NR	4.5

100.0%

__________ ** S&P primary rating; Moodys secondary See pages 16 and 17 for definitions of ratings

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,626,713
Gross unrealized depreciation	(3,177,465)

Net unrealized appreciation	$11,499,248

At June 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
U.S. Treasury 10 Year Notes	1,190	9/07	$124,449,133	$125,786,719	$1,337,586

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	August 24, 2007